Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
State	$ (1)	$ (1)
Total current	(1)	(1)
Deferred:
Federal	(16,377)	(4,142)
State	(3,948)	(1,144)
Change in valuation allowance	20,325	5,286
Total provision for income taxes	$ (1)	$ (1)